COMMITMENTS AND CONTINGENCIES (Details) (USD $)							9 Months Ended		9 Months Ended
	Apr. 01, 2015	Sep. 30, 2013 vessel	Jun. 30, 2013 SEB guarantee [Member]	Apr. 30, 2013 SEB guarantee [Member]	Apr. 30, 2013 Related party vessels [Member]	Sep. 30, 2013 Frontline 2012 Ltd [Member] vessel	Sep. 30, 2013 Special Purpose Entities [Member] vessel	Dec. 31, 2012 Special Purpose Entities [Member] vessel	Sep. 30, 2013 Minimum [Member] Special Purpose Entities [Member]	Sep. 30, 2013 Maximum [Member] Special Purpose Entities [Member]
Restricted Cash and Cash Equivalents			$ 1,700,000	$ 1,700,000	$ 900,000
Number of vessels sold and leased back							4	4
Sale Leaseback Transaction, Minimum Intial Period							P8Y
Sale Leaseback Transaction, Maximum Intial Period							twelve and a half
Options on the lessor's side to extend the charters (upper range) (in years)							5 years
Leased back on charters									8 years	12 years 6 months
Total amount of potential payment under put options with respect to capital leases							36,000,000	36,000,000
Number of vessels on long-term bareboat charters to Chevron		3
Chevron holds options to purchase each vessel on April 1, 2015	1
Newbuilding installment commitments		87,900,000
Newbuilding installment commitments due in 2013		6,200,000
Newbuilding installment commitments due in 2014		81,700,000
Number of VLCC newbuilding contracts acquired subsequently cancelled						2
Number of VLCC newbuilding contracts acquired						5
Number of VLCC newbuilding contracts acquired not cancelled						3
Contingent liability in respect of newbuildings						$ 84,000,000